Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	14,583	24,428
Weighted-Average Remaining Contractual Life, CRSU (years)	1 year 9 months 18 days	1 year 4 months 24 days	1 year 4 months 24 days
Number of Units Granted, CRSU (in shares)	7,879	7,948
Number of Units Vested and settled in cash, CRSU (in shares)	(11,092)	(17,719)
Number of Units Forfeited, CRSU (in shares)		(74)
Number of Units Outstanding, CRSU (in shares), Ending	11,370	14,583	24,428
Non-vested, CRSU (in shares)	11,370
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (years)	1 year 9 months 18 days